Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash	$ 36,395	$ 107,532	$ 128,768	$ 57,453	$ 50,798
Patent impairment	$ 556,120	$ 556,120